Share-based Compensation - Schedule of share-based compensation cost (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based compensation cost
Share-based compensation	¥ 3,174,160	¥ 3,041,492	¥ 2,663,489
Cost of revenues
Share-based compensation cost
Share-based compensation	758,413	833,389	794,855
Selling and marketing expenses
Share-based compensation cost
Share-based compensation	120,171	118,611	102,300
General and administrative expenses
Share-based compensation cost
Share-based compensation	1,214,995	1,105,547	929,013
Research and development expenses
Share-based compensation cost
Share-based compensation	¥ 1,080,581	¥ 983,945	¥ 837,321